Sales and marketing expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Sales and marketing expenses
Consulting	$ 159,687	$ 96,976	$ 260,415	$ 223,829
Marketing	129,030	170,761	177,176	288,143
Salaries	123,339	172,801	324,692	300,566
Total sales and marketing expenses	$ 412,056	$ 440,538	$ 762,283	$ 812,538